Expense Example {- Consumer Staples Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Consumer Staples Fund - AMCIZ PRO-15 - Consumer Staples Portfolio	Apr. 29, 2021 USD ($)
Fidelity Advisor Consumer Staples Fund: Class A
Expense Example:
1 year	$ 675
3 years	887
5 years	1,116
10 years	1,773
Fidelity Advisor Consumer Staples Fund: Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Consumer Staples Fund: Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	2,105
Fidelity Advisor Consumer Staples Fund: Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Fidelity Advisor Consumer Staples Fund: Class Z
Expense Example:
1 year	63
3 years	199
5 years	346
10 years	$ 774